Performance Management - Wireless Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year. The performance table shows how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-800-590-0898.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year. The performance table shows how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]	For the period January 1, 2025 through June 30, 2025, the total return for the Fund was 6.57%. Best Quarter (6/30/20) +24.15% Worst Quarter (6/30/22) -22.72%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/24
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred accounts, such as 401(k) plans or IRAs.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years

WIRELESS FUND
Return Before Taxes	38.33%	19.80%	16.57%
Return After Taxes on Distributions	37.69%	17.41%	14.75%
Return After Taxes on Distributions and Sale of Fund Shares	23.14%	15.11%	13.27%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
NASDAQ Composite Index (does not reflect deductions for fees,	29.57%	17.49%	16.20%
expenses or taxes)

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred accounts, such as 401(k) plans or IRAs.

Performance Availability Phone [Text]	1-800-590-0898
Wireless Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	6.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022